Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2040 Fund
June 30, 2026
AFF40-NPRT1-0826
1.818366.121
Bond Funds - 14.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	118,047	1,180,472
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	151,383	1,159,594
Fidelity Series Emerging Markets Debt Fund (b)	1,889,215	16,379,498
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	425,459	4,105,682
Fidelity Series Floating Rate High Income Fund (b)	284,017	2,462,424
Fidelity Series High Income Fund (b)	1,784,182	15,950,587
Fidelity Series International Credit Fund (b)	155,693	1,324,949
Fidelity Series International Developed Markets Bond Index Fund (b)	11,069,828	94,536,331
Fidelity Series Investment Grade Bond Fund (b)	17,180,268	173,005,295
Fidelity Series Long-Term Treasury Bond Index Fund (b)	27,626,864	147,251,187
Fidelity Series Real Estate Income Fund (b)	251,520	2,545,387
TOTAL BOND FUNDS (Cost $492,146,222)		459,901,406

Domestic Equity Funds - 48.4%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	13,044,236	237,144,217
Fidelity Advisor Series Growth Opportunities Fund (b)	8,071,449	168,289,707
Fidelity Series All-Sector Equity Fund (b)	7,589,705	114,984,035
Fidelity Series Commodity Strategy Fund (b)	61,026	6,542,604
Fidelity Series Intrinsic Opportunities Fund (b)	2,428,754	29,387,918
Fidelity Series Large Cap Stock Fund (b)	11,340,438	334,769,719
Fidelity Series Large Cap Value Index Fund (b)	1,447,205	30,651,792
Fidelity Series Opportunistic Insights Fund (b)	7,204,230	204,960,354
Fidelity Series Small Cap Core Fund (b)	549,208	8,919,132
Fidelity Series Small Cap Discovery Fund (b)	1,992,509	26,221,414
Fidelity Series Small Cap Opportunities Fund (b)	2,365,506	47,806,885
Fidelity Series Stock Selector Large Cap Value Fund (b)	11,952,221	184,900,852
Fidelity Series Value Discovery Fund (b)	9,918,526	185,079,690
TOTAL DOMESTIC EQUITY FUNDS (Cost $918,526,343)		1,579,658,319

International Equity Funds - 37.2%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	5,481,603	114,675,138
Fidelity Series Emerging Markets Fund (b)	5,607,679	85,573,176
Fidelity Series Emerging Markets Opportunities Fund (b)	10,708,090	344,158,005
Fidelity Series International Growth Fund (b)	9,989,021	215,463,180
Fidelity Series International Small Cap Fund (b)	1,357,866	25,677,240
Fidelity Series International Value Fund (b)	12,658,634	211,905,539
Fidelity Series Overseas Fund (b)	13,204,452	213,780,085
Fidelity Series Select International Small Cap Fund (b)	167,075	2,584,652
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $672,329,203)		1,213,817,015

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/2/2026 (d)	3.63 to 3.65	1,570,000	1,569,843
US Treasury Bills 0% 7/23/2026 (d)	3.63	3,900,000	3,891,449
US Treasury Bills 0% 7/30/2026 (d)	3.62	2,320,000	2,313,281
US Treasury Bills 0% 7/9/2026 (d)	3.63	70,000	69,943
US Treasury Bills 0% 8/6/2026 (d)	3.63	380,000	378,626
US Treasury Bills 0% 9/10/2026 (d)	3.66	430,000	426,909
US Treasury Bills 0% 9/17/2026 (d)	3.66	40,000	39,684
US Treasury Bills 0% 9/24/2026 (d)	3.72	110,000	109,050
TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,798,801)			8,798,785

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $3,371,517)	3.69	3,370,843	3,371,517

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $2,095,172,086)	3,265,547,042
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(2,586,839)
NET ASSETS - 100.0%	3,262,960,203

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	1,320	9/2026	148,211,250	1,264,882
CBOT US Treasury Long Bond Contracts (United States)	213	9/2026	24,082,313	544,163
ICE MSCI EAFE Index Contracts (United States)	73	9/2026	11,480,345	(19,804)
TOTAL LONG				1,789,241
SHORT
CME E-Mini Russell 2000 Index Contracts (United States)	(167)	9/2026	(25,430,760)	(809,404)
CME E-Mini S&P 500 Index Contracts (United States)	(125)	9/2026	(47,176,563)	(560,078)
ICE MSCI Emerging Markets Index Contracts (United States)	(12)	9/2026	(1,054,380)	(30)
TOTAL SHORT				(1,369,512)
TOTAL FUTURES CONTRACTS				419,729

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,798,785.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	8,258,885	15,982,923	20,870,214	26,121	(77)	-	3,371,517	3,370,843	0.0%
Total	8,258,885	15,982,923	20,870,214	26,121	(77)	-	3,371,517

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	215,987,055	5,821,073	26,754,728	-	2,344,490	39,746,327	237,144,217	13,044,236
Fidelity Advisor Series Growth Opportunities Fund	152,557,053	1,240,488	29,309,195	-	3,323,126	40,478,235	168,289,707	8,071,449
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,210,506	12,209	49,620	731	1,080	6,297	1,180,472	118,047
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,190,851	14,402	58,266	628	(13,039)	25,646	1,159,594	151,383
Fidelity Series All-Sector Equity Fund	99,907,729	854,329	3,535,452	-	317,940	17,439,489	114,984,035	7,589,705
Fidelity Series Canada Fund	108,243,007	7,117,863	3,497,328	-	324,295	2,487,301	114,675,138	5,481,603
Fidelity Series Commodity Strategy Fund	20,125,443	770,986	13,978,220	-	1,898,145	(2,273,750)	6,542,604	61,026
Fidelity Series Emerging Markets Debt Fund	14,916,097	1,473,757	550,090	224,833	12,745	526,989	16,379,498	1,889,215
Fidelity Series Emerging Markets Debt Local Currency Fund	4,073,142	32,137	142,967	-	(6,052)	149,422	4,105,682	425,459
Fidelity Series Emerging Markets Fund	70,328,980	3,953,157	3,521,158	-	542,684	14,269,513	85,573,176	5,607,679
Fidelity Series Emerging Markets Opportunities Fund	277,417,022	18,392,697	18,061,972	-	1,816,890	64,593,368	344,158,005	10,708,090
Fidelity Series Floating Rate High Income Fund	2,491,022	67,900	99,574	44,943	(412)	3,488	2,462,424	284,017
Fidelity Series Government Money Market Fund	-	10,873,053	10,873,053	20,962	-	-	-	-
Fidelity Series High Income Fund	14,782,769	1,473,163	539,954	248,680	8,661	225,948	15,950,587	1,784,182
Fidelity Series International Credit Fund	1,306,254	11,170	6,539	11,170	506	13,558	1,324,949	155,693
Fidelity Series International Developed Markets Bond Index Fund	81,368,349	15,145,949	2,791,042	682,072	(36,149)	849,224	94,536,331	11,069,828
Fidelity Series International Growth Fund	200,618,990	1,625,399	16,597,534	-	1,920,054	27,896,271	215,463,180	9,989,021
Fidelity Series International Small Cap Fund	28,380,706	-	5,058,373	-	1,988,812	366,095	25,677,240	1,357,866
Fidelity Series International Value Fund	201,032,502	5,662,792	6,690,202	-	703,817	11,196,630	211,905,539	12,658,634
Fidelity Series Intrinsic Opportunities Fund	32,330,655	-	6,950,947	-	454,349	3,553,861	29,387,918	2,428,754
Fidelity Series Investment Grade Bond Fund	177,289,164	23,709,000	27,297,838	1,786,783	(1,246,734)	551,703	173,005,295	17,180,268
Fidelity Series Large Cap Stock Fund	294,697,957	13,589,436	9,890,175	-	1,094,211	35,278,290	334,769,719	11,340,438
Fidelity Series Large Cap Value Index Fund	27,739,385	269,289	1,166,094	-	264,583	3,544,629	30,651,792	1,447,205
Fidelity Series Long-Term Treasury Bond Index Fund	124,318,767	27,786,660	4,952,949	1,298,269	3,801	94,908	147,251,187	27,626,864
Fidelity Series Opportunistic Insights Fund	184,591,312	1,552,640	11,072,839	-	1,081,379	28,807,862	204,960,354	7,204,230
Fidelity Series Overseas Fund	201,208,771	1,625,406	11,558,341	-	951,353	21,552,896	213,780,085	13,204,452
Fidelity Series Real Estate Income Fund	2,570,906	45,962	100,126	22,990	1,833	26,812	2,545,387	251,520
Fidelity Series Select International Small Cap Fund	2,371,000	16,387	14,650	-	2,900	209,015	2,584,652	167,075
Fidelity Series Small Cap Core Fund	7,559,529	339,273	263,217	267,844	37,648	1,245,899	8,919,132	549,208
Fidelity Series Small Cap Discovery Fund	23,549,184	276,976	2,669,067	276,850	276,668	4,787,653	26,221,414	1,992,509
Fidelity Series Small Cap Opportunities Fund	48,641,387	-	9,673,714	-	4,526,336	4,312,876	47,806,885	2,365,506
Fidelity Series Stock Selector Large Cap Value Fund	167,196,752	9,092,817	7,900,782	-	355,043	16,157,022	184,900,852	11,952,221
Fidelity Series Value Discovery Fund	166,751,629	8,801,702	8,744,213	-	460,986	17,809,586	185,079,690	9,918,526
	2,956,753,875	161,648,072	244,370,219	4,886,755	23,411,949	355,933,063	3,253,376,740

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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